SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Other current assets	$ 541,176,000	$ 500,276,000
Precontract costs	0	0
Research and development expenditures	4,699,000	4,607,000	$ 3,629,000
Foreign exchange loss		11,000,000
Integration related costs	0	0	26,356,000
Depreciation	63,830,000	84,939,000	$ 96,209,000
Current debt issuance costs, net	(2,340,000)	(2,129,000)
Noncurrent debt issuance costs, net	(5,827,000)
Other non-current assets	325,778,000	229,688,000
Term Loan | Term Loan One
Significant Accounting Policies [Line Items]
Unsecured term loan remaining	300,000,000	450,000,000
Term Loan | Term Loan One | Interest rate
Significant Accounting Policies [Line Items]
Hedge against interest rate variability	$ 290,375,000
Minimum
Significant Accounting Policies [Line Items]
Finite-lived identifiable intangible assets, estimated useful lives, (in years)	6 years
Maximum
Significant Accounting Policies [Line Items]
Finite-lived identifiable intangible assets, estimated useful lives, (in years)	20 years
Buildings and improvements | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives (in years)	10 years
Buildings and improvements | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives (in years)	40 years
Plant and field equipment | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives (in years)	1 year
Plant and field equipment | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives (in years)	15 years
Accounts receivable
Significant Accounting Policies [Line Items]
Contract retentions	$ 72,100,000	55,400,000
Contract retentions due beyond one year	$ 37,500,000
Accounting Standards Update 2015-03 [Member] | Long-term Debt, Current Maturities [Member]
Significant Accounting Policies [Line Items]
Other current assets		(2,129,000)
Current debt issuance costs, net		(2,129,000)
Accounting Standards Update 2015-03 [Member] | Long-term Debt, Excluding Current Maturities [Member]
Significant Accounting Policies [Line Items]
Noncurrent debt issuance costs, net		(8,168,000)
Other non-current assets		$ (8,168,000)